SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of the Total Potential Ordinary Shares that were Excluded from the Diluted Per Share Calculation (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 shares
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	1,335
Stock options and awards/units
Earnings per Share
Anti-dilutive stock options and awards/units outstanding (in shares)	1,335